Convertible Promissory Notes (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of convertible promissory notes
Convertible Promissory Notes, net of debt discount	$1,586,950
Less current portion	126,950
Total long-term liabilities	$1,460,000

Convertible Promissory Notes, net of debt discount	$1,620,926
Less current portion	160,926
Total long-term liabilities	$1,460,000

Schedule of maturities of long-term debt
Period Ended September 30,	Amount
2021	337,000
2022	695,000
2023	625,000
2024	140,000
$1,797,000

Period Ended
June 30,	Amount
2021	570,000
2022	575,000
2023	745,000
2024	140,000
$2,030,000